OPERATING EXPENSES (Details) - Schedule of Performance-Based Compensation Costs - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Performance-based compensation expense comprises [Member]
OPERATING EXPENSES (Details) - Schedule of Performance-Based Compensation Costs [Line Items]
Awards made	£ 380	£ 509	£ 473
Performance-based compensation expense deferred until later years comprises [Member]
OPERATING EXPENSES (Details) - Schedule of Performance-Based Compensation Costs [Line Items]
Awards made	149	189	162
Current year [Member] | Performance-based compensation expense comprises [Member]
OPERATING EXPENSES (Details) - Schedule of Performance-Based Compensation Costs [Line Items]
Awards made	244	362	334
Current year [Member] | Performance-based compensation expense deferred until later years comprises [Member]
OPERATING EXPENSES (Details) - Schedule of Performance-Based Compensation Costs [Line Items]
Awards made	113	152	127
Prior year [Member] | Performance-based compensation expense comprises [Member]
OPERATING EXPENSES (Details) - Schedule of Performance-Based Compensation Costs [Line Items]
Awards made	136	147	139
Prior year [Member] | Performance-based compensation expense deferred until later years comprises [Member]
OPERATING EXPENSES (Details) - Schedule of Performance-Based Compensation Costs [Line Items]
Awards made	£ 36	£ 37	£ 35